Basis of Preparation (Details) € in Millions	6 Months Ended
Jun. 30, 2020 EUR (€)
Disclosure of notes and other explanatory information [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	€ 1,100